Accrued liabilities and other liabilities	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Accrued liabilities and other liabilities
1 2 .	Accrued liabilities and other liabilities

	As of December 31,
	2018	2019
Accrued liabilities and other current liabilities
Government grant	1,000	6,070
Payables related to professional service fee	5,750	3,700
Payables to employees related to net proceeds from share options exercised	—	1,716
Refund from depository bank - current	—	1,011
Payable to third party loan companies (a)	7,187	—
Others	2,169	2,947
Total	16,106	15,444
Non-Current
Government grant	1,000	1,000
Payables related to copyright (b)	—	8,707
Refund from depository bank - non-current	—	2,734
Total	1,000	12,441

a)
The Group, in cooperation with third-party financing
institutions (“loan companies”), offers
an interest-free installment payment option to its customers. The loan companies remit the subscription fee to the Group for the borrowing customers to complete their purchase of the course. The borrowing customers are obligated to repay the loan in pre-agreed
installments over the periods ranging from 3 months to 12 months to the loan companies. According to the arrangement with the loan companies, the Group is obligated to repay to the loan companies for any default in repayment by the borrowing customers. The Group also agrees with the loan companies to bear the borrowing customers’ interest expense and related service fees, which is recorded as loan payables and prepayment of interest and service fee to loan companies respectively (Note
8
). The prepayment of interest expenses and service fee are amortized during the installment period and recorded in other expense. The Group considers such arrangement as its own financing activity given the arrangement is full recourse in nature. Based on the considerations that there is no difference between the amount of promised consideration and the cash selling price of the promised services, in addition the actual length of time between when the Group transfers the promised services to the customer and when the customer pays for those services has been within one year, the Group has assessed and concludes that there is no significant financing component in place within these installment arrangements as a practical expedient in accordance with ASC
606-10-32-18.

Given the arrangement is full recourse in nature, the Group considers such arrangement as its own financing activity. The Group records payable when it is remitted from the loan companies and the related receivables are not derecognized until the loan company receives the repayments from the borrowing customers. The repayment of loan and corresponding de-recognition
of related receivables are presented as
non-cash
supplemental financing activities in the consolidated statements of cash flows.
The Company repays the outstanding loan principle corresponding to remaining undelivered learning services to the loan company when the borrowing customers withdraw contracts with the Group. For the year ended December 31, 2017, 2018 and 2019, the amount of cash repayment was nil, RMB 5,540, and nil
after
netting off with the prepaid interest expenses.

b)	The Group purchased copyrights from third party copyright owners for the purpose of new product development and recorded liability for the payment not yet settled .